Annual Operating Expenses - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	May 31, 2024
VIP Disciplined Small Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.32%
VIP Disciplined Small Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[2]
Total annual operating expenses	0.42%
VIP Disciplined Small Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.30%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.57%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.